Accrued expenses, deferred revenue and other liabilities - Subscript (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Significant accounting policies
Non-current deferred revenue	€ 460	€ 615
Current deferred revenue	155	155
IAS 18 Agreement
Significant accounting policies
Non-current deferred revenue	460	615
Current deferred revenue	€ 155	€ 155